Withholding taxes payable	12 Months Ended
Nov. 30, 2022
Withholding Taxes Payable
Withholding taxes payable	9. Withholding taxes payable As at November 30, 2022, we have federal withholding taxes payable of $116,187, as a result of the return of capital to GoldMining (Notes 11.2 and 16).